Trade payables and other current liabilities (Tables)	3 Months Ended
Mar. 31, 2018
Trade payables and other current liabilities [Abstract]
Trade payable and other current liabilities
Trade payable and other current liabilities as of March 31, 2018 and December 31, 2017 are as follows:

	Balance as March 31,	Balance as December 31,
	2018	2017
	($ in thousands)
Trade accounts payable	109,969	107,662
Down payments from clients	6,583	6,466
Other accounts payable	37,629	41,016
Total	154,181	155,144